Basis of Preparation of the Financial Statements	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation of the Financial Statements
Note 2 – Basis of preparation of the Financial Statements

A.	Statement of compliance with IFRS

These interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting, and do not include all of the information required in full annual financial statements.

The interim condensed consolidated financial statements were approved by the Company’s Board of Directors on August 30, 2023.

The main accounting policy and calculation methods applied in the preparation of these Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements of the year 2022 in Note 3. Except for the accounting policies for discontinued operation as discussed below.

B.	Use of estimates and judgments

The preparation of accounting estimates used in the preparation of the Company’s financial statements requires that the Company’s management makes assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Further information about the assumptions that were used to determine fair value is included in the following notes:

•	Note 6, on other investments;
•	Note 8B, on derivative instrument;
•	Note 9, on share-based payments;

Determination of fair value

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

C.	Functional currency and presentation currency

The New Israeli Shekel (“NIS”) is the currency that represents the primary economic environment in which the Company and its Israeli subsidiary operate, and is therefore the functional currency of their operations. The Euro is the currency that represents the primary economic environment in which the Company’s European subsidiaries operate, and is therefore the functional currency of their operations. Nonetheless, for reporting purposes, the consolidated financial statements, which were prepared on the basis of the functional currencies, were translated into US Dollars, which the Company selected as its presentation currency, as its securities are traded on the Nasdaq Capital Markets, and in order to make the Company’s financial statements more accessible to U.S.-based investors.

Assets and liabilities were translated at the exchange rate of the end of the period; expenses and income were translated at the exchange rate at the time they were generated. Exchange rate differentials generated due to such translation are attributed to the Currency translation differences reserve.

Currency	USD – ILS		USD – EUR
	2023	2022	2023	2022
June 30	3.70	3.500	0.921	0.962
Average for six months ended June 30	3.590	3.272	0.925	0.915
December 31	-	3.519	-	0.938
Average for twelve months ended December 31	-	3.359	-	0.950